GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                              8515 East Orchard Road
                                            Englewood, Colorado  80111





September 3, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

Re:      FutureFunds Series Account
         Semi-Annual Report Form N-30D
         File No. 811-03972

The semi-annual report on Form N-30D for the FutureFunds Series Account, File Number 811-03972 for the period ending June 30, 1997 is transmitted herewith.

If you should have any questions regarding the foregoing, please do not hesitate to contact me at (800) 537-2033, ext. 3817.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Assistant Vice President
and Associate Counsel


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                                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                            FutureFunds Series Account
                                           Semi-Annual Report Form N-30D
                                                File No. 811-03972

The information required to be contained in this report for the period ending June 30, 1997, is incorporated by reference to the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant:

         Maxim Series Fund, Inc.
         File No. 811-03364
         Form N-30D
         Filed via EDGAR and accepted on August 28, 1997
         Accession No. 0000356476-97-000027

         American Century Variable Portfolios, Inc.
         File No. 811-05188
         Form N-30D
         Filed via EDGAR and accepted on August 14, 1997
         Accession No. 0000814680-97-000009

         Fidelity Variable Insurance Products Fund
         File No. 811-03329
         Form N-30D
         Filed via EDGAR and accepted on August 21, 1997
         Accession No. 0000744822-97-000027

         Fidelity Variable Insurance Products Fund II
         File No. 811-05511
         Form N-30D
         Filed via EDGAR and accepted on August 21, 1997
         Accession No. 0000744822-97-000028